Schedule of Investments
(unaudited)
May 31, 2026
iShares
®
New York Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Municipal Bonds
New York — 100.3%
Battery Park City Authority
Series 2019D-2 , RB , VRDN, ( TD Bank NA
SBPA ), 2.80% , 06/02/26
(a)
.......... USD 310 $ 310,000
Series 2019D-1 , RB , VRDN, ( TD Bank NA
SBPA ), 2.84% , 06/02/26
(a)
.......... 10,600 10,600,000
Series 2023B , RB , 5.00% , 11/01/31 ..... 1,000 1,127,429
Series 2023B , RB , 5.00% , 11/01/32 ..... 1,000 1,144,646
Series 2019B , RB , 5.00% , 11/01/38 ..... 1,000 1,053,314
Series 2019B , RB , 5.00% , 11/01/39 ..... 835 875,937
Series 2025 , RB , 5.00% , 11/01/39 ...... 1,300 1,495,947
Series 2019B , RB , 5.00% , 11/01/40 ..... 1,000 1,044,433
Series 2025 , RB , 5.00% , 11/01/40 ...... 2,375 2,715,370
Series 2023A , RB , 5.00% , 11/01/42 ..... 1,230 1,360,375
Series 2025 , RB , 5.00% , 11/01/43 ...... 1,000 1,122,103
Series 2019A , RB , 4.00% , 11/01/44 ..... 2,485 2,484,907
Series 2023A , RB , 5.00% , 11/01/44 ..... 1,000 1,091,458
Series 2025 , RB , 5.00% , 11/01/45 ...... 335 369,630
Series 2023A , RB , 5.00% , 11/01/48 ..... 1,300 1,376,874
Series 2019A , RB , 5.00% , 11/01/49 ..... 1,000 1,012,313
Series 2025 , RB , 5.25% , 11/01/55 ...... 1,325 1,415,155
Buffalo & Fort Erie Public Bridge Authority,
Series 2017, RB, 5.00%, 01/01/47 ...... 2,000 2,009,168
Buffalo Municipal Water Finance Authority
Series 2026B , RB , 5.00% , 07/01/27 ( BAM ) 800 820,841
Series 2026B , RB , 5.00% , 07/01/28 ( BAM ) 400 420,877
Series 2019A , RB , 5.00% , 07/01/48 ( AGM ) 1,750 1,753,204
Series 2021A , RB , 4.00% , 07/01/51 ..... 1,675 1,556,266
Series 2026-A , RB , 4.50% , 07/01/55 ( BAM ) 430 430,213
City of Albany, Series 2022, GO,
4.00%, 03/15/31 ................. 1,940 2,029,232
City of New York
Series 2015F-5 , GO , VRDN, ( Barclays Bank
plc SBPA ), 2.85% , 06/02/26
(a)
....... 550 550,000
Series B-5 , GO , VRDN, ( Barclays Bank plc
SBPA ), 2.85% , 06/02/26
(a)
.......... 3,700 3,700,000
Series 2017A, Sub-Series A-1 , GO ,
4.00% , 08/01/26 ................ 50 50,117
Series 2008J-10 , GO , 5.00% , 08/01/26 ... 50 50,199
Series 2023C , GO , 5.00% , 08/01/26 ..... 20 20,080
Series 2022C , GO , 5.00% , 08/01/26 ..... 2,000 2,007,969
Series 2021A-1 , GO , 5.00% , 08/01/26 .... 180 180,717
Series 2018C , GO , 5.00% , 08/01/26 ..... 1,050 1,054,184
Series 2018-1 , GO , 5.00% , 08/01/26 ..... 30 30,120
Series E , GO , 5.00% , 08/01/26 ........ 55 55,219
Series 2023F-1 , GO , 5.00% , 08/01/27 .... 3,245 3,339,416
Series 2024D , GO , 5.00% , 04/01/28 ..... 275 287,080
Series 2023F-1 , GO , 5.00% , 08/01/28 .... 870 915,051
Series 2018A , GO , 5.00% , 08/01/28 ..... 1,830 1,877,718
Series C , GO , 5.00% , 08/01/28 ........ 645 654,632
Series 2021C , GO , 5.00% , 08/01/28 ..... 1,020 1,072,818
Series 2021A-1 , GO , 5.00% , 08/01/29 .... 1,500 1,604,693
Series 2023-1 , GO , 5.00% , 08/01/29 ..... 2,020 2,160,987
Series 2023F-1 , GO , 5.00% , 08/01/29 .... 2,035 2,177,034
Series 2025A , GO , 5.00% , 08/01/29 ..... 955 1,021,655
Series 2026D , GO , 5.00% , 10/01/29 ..... 4,100 4,399,828
Series 2025G, Sub-Series G-1 , GO ,
5.00% , 02/01/30 ................ 2,905 3,130,191
Series 2023, Sub-Series F-1 , GO ,
5.00% , 08/01/30 ................ 1,325 1,439,678
Series 2020B-1 , GO , 5.00% , 10/01/30 .... 1,385 1,478,433
Series 2026D , GO , 5.00% , 10/01/30 ..... 1,000 1,089,297
Series 2018B-1 , GO , 5.25% , 10/01/30 .... 560 577,471
Security
Par (000)
Par (000) Value
New York (continued)
Series 2025G, Sub-Series G-1 , GO ,
5.00% , 02/01/31 ................ USD 4,000 $ 4,376,695
Series 2022D-1 , GO , 5.00% , 05/01/31 ... 1,450 1,592,139
Series 2021A-1 , GO , 5.00% , 08/01/31 .... 1,250 1,350,941
Series 2025, Sub-Series C-1 , GO ,
5.00% , 09/01/31 ................ 1,000 1,102,977
Series 2023B-1 , GO , 5.00% , 10/01/31 .... 1,000 1,104,195
Series 2017A, Sub-Series A-1 , GO ,
4.00% , 08/01/32 ................ 3,090 3,092,082
Series 2025F , GO , 5.00% , 08/01/32 ..... 2,500 2,784,528
Series 2026B, Sub-Series B-1 , GO ,
5.00% , 08/01/32 ................ 1,100 1,225,192
Series 2024C , GO , 5.00% , 03/01/33 ..... 750 838,167
Series 2024D , GO , 5.00% , 04/01/33 ..... 2,255 2,522,155
Series 2026, Sub-Series F-1 , GO ,
5.00% , 08/01/33 ................ 3,000 3,365,705
Series 2017A, Sub-Series A-1 , GO ,
5.00% , 08/01/33 ................ 1,500 1,504,733
Series 2017B-1 , GO , 5.00% , 12/01/33 .... 565 570,380
Series 2021A-1 , GO , 4.00% , 08/01/34 .... 2,000 2,051,644
Series 2025A , GO , 5.00% , 08/01/34 ..... 1,870 2,124,508
Series 2025G, Sub-Series G-1 , GO ,
5.00% , 02/01/35 ................ 2,000 2,277,062
Series 2015FF-1 , GO , 5.00% , 06/01/35 ... 5 5,007
Series 2023B-1 , GO , 5.00% , 10/01/35 .... 2,905 3,189,106
Series 2019D-1 , GO , 5.00% , 12/01/35 ... 500 520,626
Series 2020A, Sub-Series A1 , GO ,
3.00% , 08/01/36 ................ 265 249,122
Series 2024C , GO , 5.00% , 03/01/37 ..... 1,400 1,547,015
Series 2017A, Sub-Series A-1 , GO ,
5.00% , 08/01/37 ................ 500 501,290
Series 2026G , GO , 5.00% , 02/01/38 ..... 460 518,376
Series 2021F-1 , GO , 4.00% , 03/01/38 .... 1,000 1,005,934
Series 2020D, Sub-Series D-1 , GO ,
5.00% , 03/01/38 ................ 950 999,589
Series 2018F-1 , GO , 3.38% , 04/01/38 .... 440 419,489
Series 2021C , GO , 5.00% , 08/01/38 ..... 2,000 2,112,788
Series 2024D , GO , 5.00% , 04/01/39 ..... 1,440 1,577,570
Series 2019D-1 , GO , 5.00% , 12/01/39 ... 1,420 1,465,816
Series 2020D-1 , GO , 5.00% , 03/01/40 ... 1,120 1,171,934
Series 2022A-1 , GO , 4.00% , 08/01/40 .... 900 896,614
Series 2018E-1 , GO , 4.00% , 03/01/41 .... 400 396,378
Series 2020A-1 , GO , 5.00% , 08/01/41 .... 800 829,631
Series 2023A-1 , GO , 5.25% , 09/01/41 .... 3,000 3,255,112
Series 2019D-1 , GO , 4.00% , 12/01/41 ... 1,000 988,402
Series 2017B-1 , GO , 5.00% , 12/01/41 .... 250 251,526
Series 2026A, Sub-Series A-1 , GO ,
5.00% , 08/01/42 ................ 1,250 1,365,006
Series 2023A-1 , GO , 5.00% , 09/01/42 .... 1,000 1,063,259
Series 2024C , GO , 5.00% , 03/01/43 ..... 3,000 3,216,519
Series 2024A , GO , 5.00% , 08/01/43 ..... 3,410 3,646,653
Series 2026A, Sub-Series A-1 , GO ,
5.00% , 08/01/44 ................ 1,000 1,078,785
Series 2026D , GO , 5.00% , 10/01/44 ..... 890 958,120
Series 2018F-1 , GO , 5.00% , 04/01/45 .... 500 507,225
Series 2022D-1 , GO , 5.50% , 05/01/46 ... 450 480,509
Series 2026G , GO , 5.25% , 02/01/47 ..... 2,500 2,684,598
Series 2024D , GO , 5.25% , 04/01/47 ..... 2,000 2,119,225
Series 2026D , GO , 5.25% , 10/01/47 ..... 1,000 1,068,921
Series 2026A, Sub-Series A-1 , GO ,
5.00% , 08/01/48 ................ 3,500 3,646,246
Series 2022A-1 , GO , 3.00% , 08/01/50 .... 750 549,692
Series 2026A, Sub-Series A-1 , GO ,
5.50% , 08/01/50 ................ 500 539,785

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
New York Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2025, Sub-Series C-1 , GO ,
5.25% , 09/01/50 ................ USD 2,000 $ 2,102,833
Series 2026D , GO , 5.25% , 10/01/51 ..... 1,500 1,582,290
Series 2026G , GO , 5.25% , 02/01/53 ..... 4,000 4,209,167
Series 2024C , GO , 5.25% , 03/01/53 ..... 1,365 1,422,242
Series 2024D , GO , 5.25% , 04/01/54 ..... 2,000 2,081,920
City of Rochester, Series 2022II, GO,
5.00%, 08/01/31 ................. 1,000 1,093,759
City of Yonkers
Series 2026D , GO , 5.00% , 08/01/26 ..... 680 682,537
Series 2026D , GO , 5.00% , 08/01/30 ..... 540 591,862
Series 2019A , GO , 5.00% , 05/01/33 ( BAM ) 280 299,643
Series 2026D , GO , 5.00% , 08/01/33 ..... 600 684,732
Series 2019A , GO , 4.00% , 05/01/37 ( BAM ) 2,000 2,041,097
Series 2026A , GO , 5.00% , 02/01/41 ..... 500 548,783
County of Albany, Series 2018, GO,
4.00%, 04/01/29 ................. 185 185,198
County of Erie, Series 2025A, GO,
5.00%, 09/15/36 ................. 1,000 1,170,458
County of Monroe
Series 2016B , GO , 5.00% , 06/01/26 ( AGM ) 250 250,000
Series 2021 , GO , 4.00% , 06/01/30 ...... 2,145 2,234,736
County of Nassau
Series 2017C , GO , 5.00% , 10/01/27 ..... 975 1,007,950
Series 2017C , GO , 5.00% , 10/01/31 ..... 1,065 1,098,277
Series 2018B , GO , 5.00% , 07/01/33 ..... 1,000 1,044,938
Series 2022A , GO , 5.00% , 04/01/37 ..... 2,000 2,196,848
Series 2022A , GO , 4.00% , 04/01/39 ..... 2,515 2,557,277
Series 2025A , GO , 4.00% , 04/01/43 ..... 1,500 1,482,242
Series 2019B , GO , 5.00% , 04/01/49 ..... 1,000 1,033,468
Series 2023A , GO , 4.00% , 04/01/53 ..... 2,000 1,833,644
County of Onondaga, Series 2021, GO,
3.00%, 08/15/33 ................. 100 98,405
County of Suffolk
Series 2015B , GO , 2.50% , 10/01/26 ..... 25 24,981
Series 2025A , GO , 5.00% , 11/01/26 ..... 1,000 1,010,013
Series 2017D , GO , 4.00% , 10/15/28 ( BAM ) 1,000 1,018,078
Series 2025A , GO , 4.00% , 11/01/37 ..... 400 420,300
Series 2024A , GO , 3.00% , 10/15/38 ..... 5,000 4,723,432
Series 2025A , GO , 4.00% , 11/01/39 ..... 3,245 3,356,784
County of Westchester
Series 2023A , GO , 5.00% , 12/01/26 ..... 2,000 2,025,494
Series 2022A , GO , 5.00% , 12/15/26 ..... 1,000 1,013,748
Series 2020A , GO , 5.00% , 10/15/28 ..... 1,000 1,060,703
Series 2021A , GO , 5.00% , 10/15/28 ..... 2,000 2,121,406
Series 2021A , GO , 2.00% , 10/15/34 ..... 1,500 1,293,272
Series 2023A , GO , 4.00% , 12/01/34 ..... 2,000 2,127,146
Series 2022A , GO , 4.00% , 12/15/35 ..... 1,000 1,048,775
Series 2026A , GO , 5.00% , 03/15/38 ..... 2,000 2,259,320
Dutchess County Local Development Corp.
Series 2017 , RB , 5.00% , 07/01/42 ...... 750 757,923
Series 2022 , RB , 5.00% , 07/01/52 ...... 1,000 1,007,960
Empire State Development Corp.
Series 2017C , RB , 5.00% , 03/15/27 ..... 285 290,585
Series 2017A , RB , 5.00% , 03/15/29 ..... 5,530 5,638,368
Series 2023B , RB , 5.00% , 03/15/31 ..... 1,285 1,418,247
Series 2020C , RB , 5.00% , 03/15/31 ..... 575 628,845
Series 2017A , RB , 5.00% , 03/15/32 ..... 1,770 1,799,939
Series 2017A , RB , 5.00% , 03/15/33 ..... 720 731,840
Series 2023A , RB , 5.00% , 03/15/34 ..... 1,500 1,715,498
Series 2022A , RB , 5.00% , 03/15/35 ..... 3,820 4,235,489
Series 2020E , RB , 4.00% , 03/15/36 ..... 1,135 1,158,378
Series 2020A , RB , 5.00% , 03/15/36 ..... 1,760 1,898,044
Series 2021A , RB , 4.00% , 03/15/38 ..... 3,285 3,338,460
Series 2020C , RB , 5.00% , 03/15/38 ..... 2,000 2,142,291
Security
Par (000)
Par (000) Value
New York (continued)
Series 2020A , RB , 4.00% , 03/15/39 ..... USD 1,000 $ 1,008,188
Series 2017C , RB , 5.00% , 03/15/39 ..... 500 510,245
Series 2020E , RB , 3.00% , 03/15/40 ..... 2,950 2,602,465
Series 2020A , RB , 4.00% , 03/15/40 ..... 1,000 1,004,244
Series 2020A , RB , 5.00% , 03/15/41 ..... 790 838,996
Series 2017C , RB , 4.00% , 03/15/43 ..... 3,900 3,790,809
Series 2020A , RB , 4.00% , 03/15/45 ..... 1,360 1,326,248
Series 2020C , RB , 4.00% , 03/15/45 ..... 2,500 2,438,233
Series 2020C , RB , 5.00% , 03/15/47 ..... 1,000 1,029,821
Series 2024A , RB , 5.00% , 03/15/47 ..... 1,500 1,579,020
Series 2021A , RB , 3.00% , 03/15/50 ..... 1,000 739,560
Series 2023A , RB , 4.00% , 03/15/50 ..... 365 334,491
Series 2023A , RB , 4.00% , 03/15/51 ..... 1,500 1,370,950
Series 2023A , RB , 5.00% , 03/15/51 ..... 1,500 1,545,810
Series 2024A , RB , 5.00% , 03/15/54 ..... 4,500 4,639,543
Series 2023A , RB , 5.00% , 03/15/55 ..... 2,500 2,577,077
Series 2023A , RB , 5.00% , 03/15/63 ..... 2,000 2,049,542
Erie County Fiscal Stability Authority
Series 2017D , RB , 5.00% , 09/01/37 ..... 445 454,669
Series 2017D , RB , 5.00% , 09/01/38 ..... 130 132,727
Series 2017D , RB , 5.00% , 09/01/39 ..... 1,360 1,388,842
Erie County Industrial Development Agency
(The)
Series 2021A , RB , 5.00% , 05/01/27 ( SAW ) 500 511,044
Series 2025A , RB , 5.00% , 05/01/27 ( SAW ) 1,500 1,533,133
Series 2021A , RB , 5.00% , 05/01/29 ( SAW ) 1,000 1,066,240
Geneva Development Corp.
Series 2026 , RB , 5.25% , 02/01/51 ...... 1,000 1,032,801
Series 2026 , RB , 5.00% , 02/01/56 ...... 1,750 1,753,442
Hudson Yards Infrastructure Corp.
Series 2017A , RB , 5.00% , 02/15/29 ..... 2,545 2,587,082
Series 2017A , RB , 5.00% , 02/15/30 ..... 1,200 1,219,334
Series 2017A , RB , 5.00% , 02/15/31 ..... 4,770 4,844,498
Series 2017A , RB , 5.00% , 02/15/33 ..... 645 654,483
Series 2022A , RB , 5.00% , 02/15/34 ..... 1,500 1,686,995
Series 2017A , RB , 5.00% , 02/15/35 ..... 1,400 1,419,205
Series 2017A , RB , 4.00% , 02/15/36 ..... 2,060 2,067,203
Series 2017A , RB , 5.00% , 02/15/36 ..... 2,250 2,279,601
Series 2017A , RB , 5.00% , 02/15/38 ..... 500 505,970
Series 2017A , RB , 5.00% , 02/15/39 ..... 200 202,311
Series 2022A , RB , 4.00% , 02/15/41 ..... 1,745 1,756,962
Series 2017A , RB , 4.00% , 02/15/44 ..... 2,000 1,916,856
Series 2017A , RB , 5.00% , 02/15/45 ..... 650 655,280
Series 2017A , RB , 4.00% , 02/15/47 ..... 5,085 4,663,728
Long Island Power Authority
Series 2026A , RB , VRDN, ( Bank of America
NA LOC ), 1.55% , 06/09/26
(a)
........ 4,500 4,500,000
Series 2023D , RB , VRDN, ( Barclays Bank plc
LOC ), 1.60% , 06/09/26
(a)
........... 7,725 7,725,000
Series 2021B , RB , VRDN, 1.50% , 09/01/26
(a)
80 79,623
Series 2023E , RB , 5.00% , 09/01/26 ..... 100 100,600
Series 2022B , RB , VRDN, 5.00% , 09/01/27
(a)
3,885 3,935,892
Series 2025B , RB , VRDN, 3.00% , 09/01/28
(a)
930 930,485
Series 2016B , RB , 5.00% , 09/01/29 ..... 1,850 1,860,849
Series 2021A , RB , 5.00% , 09/01/30 ..... 530 582,178
Series 2016B , RB , 5.00% , 09/01/30 ..... 4,780 4,807,305
Series 2016B , RB , 5.00% , 09/01/31 ..... 1,355 1,362,466
Series 2018 , RB , 5.00% , 09/01/33 ...... 1,725 1,805,051
Series 2017 , RB , 5.00% , 09/01/33 ...... 2,650 2,715,615
Series 2016B , RB , 5.00% , 09/01/33 ..... 1,665 1,673,501
Series 2021A , RB , 5.00% , 09/01/35 ..... 1,115 1,212,267
Series 2017 , RB , 5.00% , 09/01/35 ...... 1,550 1,585,453
Series 2019A , RB , 3.00% , 09/01/36 ..... 2,310 2,212,236
Series 2017 , RB , 5.00% , 09/01/36 ...... 1,000 1,022,151
Series 2021A , RB , 4.00% , 09/01/38 ..... 1,000 1,024,716

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
New York Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2018 , RB , 5.00% , 09/01/38 ...... USD 2,370 $ 2,456,860
Series 2021A , RB , 3.00% , 09/01/40 ..... 875 766,120
Series 2016B , RB , 5.00% , 09/01/41 ..... 500 501,582
Series 2024A , RB , 5.00% , 09/01/42 ..... 2,980 3,293,049
Series 2017 , RB , 5.00% , 09/01/42 ...... 4,465 4,555,857
Series 2024A , RB , 5.00% , 09/01/44 ..... 1,400 1,524,431
Series 2015B , RB , 5.00% , 09/01/45 ..... 750 750,404
Series 2023E , RB , 5.00% , 09/01/48 ..... 2,000 2,089,714
Series 2025 , RB , 5.25% , 09/01/50 ...... 2,000 2,138,053
Series 2023E , RB , 5.00% , 09/01/53 ..... 2,270 2,346,192
Metropolitan Transportation Authority
Series 2020E , RB , 4.00% , 11/15/26 ..... 710 714,711
Series 2017C-1 , RB , 5.00% , 11/15/26 .... 1,790 1,809,931
Series 2017B , RB , 5.00% , 11/15/26 ..... 750 758,351
Series 2017C-2 , RB , 0.00% , 11/15/27
(b)
... 1,000 958,040
Series 2025B , RB , 5.00% , 11/15/27 ..... 1,310 1,354,992
Series A-2 , RB , 5.00% , 11/15/27 ....... 1,255 1,275,945
Series 2025B , RB , 5.00% , 11/15/28 ..... 4,385 4,634,259
Series 2017B , RB , 5.00% , 11/15/28 ..... 1,005 1,062,128
Series 2017C-1 , RB , 5.00% , 11/15/28 .... 200 208,450
Series 2017C-2 , RB , 0.00% , 11/15/29
(b)
... 2,000 1,798,828
Series 2020E , RB , 5.00% , 11/15/29 ..... 515 554,449
Series 2025B , RB , 5.00% , 11/15/29 ..... 8,000 8,612,802
Series 2015A-2 , RB , VRDN,
5.00% , 05/15/30
(a)
............... 1,100 1,178,367
Series 2024B , RB , 5.00% , 11/15/30 ..... 1,000 1,093,926
Series 2017D , RB , 5.00% , 11/15/30 ..... 2,045 2,127,407
Series 2016D , RB , 5.00% , 11/15/30 ..... 500 504,648
Series 2025B , RB , 5.00% , 11/15/31 ..... 4,000 4,432,385
Series 2025A , RB , 5.00% , 11/15/32 ..... 2,000 2,239,711
Series 2017C-1 , RB , 5.00% , 11/15/34 .... 1,200 1,241,000
Series 2024A , RB , 5.00% , 11/15/34 ..... 1,500 1,692,427
Series 2017C-1 , RB , 4.00% , 11/15/35 .... 2,000 2,017,276
Series 2025A , RB , 5.00% , 11/15/35 ..... 2,500 2,833,766
Series 2016B , RB , 4.00% , 11/15/36 ..... 350 350,259
Series 2017C-1 , RB , 4.00% , 11/15/38 .... 510 505,922
Series 2017C-2 , RB , 0.00% , 11/15/39
(b)
... 245 140,967
Series 2017C-2 , RB , 0.00% , 11/15/40
(b)
... 295 160,499
Series 2019C , RB , 5.00% , 11/15/40 ..... 500 521,416
Series 2020A-1 , RB , 4.00% , 11/15/41 .... 3,000 2,999,314
Series 2017D , RB , 4.00% , 11/15/42 ..... 1,250 1,194,627
Series 2020A-1 , RB , 4.00% , 11/15/43 .... 1,085 1,063,514
Series 2025B , RB , 5.00% , 11/15/43 ..... 350 375,882
Series 2021A-1 , RB , 4.00% , 11/15/44 .... 1,500 1,411,489
Series 2020A-1 , RB , 4.00% , 11/15/46 .... 350 320,837
Series 2025A , RB , 5.00% , 11/15/47 ..... 2,000 2,065,090
Series 2021A-1 , RB , 4.00% , 11/15/48 .... 1,500 1,334,761
Series 2020D-3 , RB , 4.00% , 11/15/50 .... 1,000 882,675
Series 2025A , RB , 4.63% , 11/15/50 ..... 1,000 978,318
Series 2020C-1 , RB , 5.00% , 11/15/50 .... 2,000 2,019,509
Series A-1 , RB , 5.00% , 11/15/51 ....... 1,000 1,000,879
Series 2020A-1 , RB , 4.00% , 11/15/52 .... 1,000 865,398
Series 2019B , RB , 5.00% , 11/15/52 ..... 1,000 1,012,119
Series 2020C-1 , RB , 5.25% , 11/15/55 .... 1,000 1,016,999
Metropolitan Transportation Authority Dedicated
Tax Fund
Series 2008A-1 , RB , VRDN, ( TD Bank NA
LOC ), 2.80% , 06/02/26
(a)
........... 1,650 1,650,000
Series 2016A , RB , 5.25% , 11/15/28 ..... 2,650 2,681,968
Series 2012A , RB , 0.00% , 11/15/30
(b)
.... 1,035 907,094
Series B-1 , RB , 5.00% , 11/15/35 ....... 1,000 1,027,857
Series 2024B-1 , RB , 5.00% , 11/15/43 .... 1,000 1,090,557
Series 2022A , RB , 5.00% , 11/15/44 ..... 935 987,231
Series 2022A , RB , 5.00% , 11/15/46 ..... 1,000 1,042,099
Series B-1 , RB , 5.00% , 11/15/46 ....... 630 632,387
Security
Par (000)
Par (000) Value
New York (continued)
Series 2024B-1 , RB , 5.00% , 11/15/51 .... USD 1,500 $ 1,553,076
Monroe County Industrial Development Corp.
Series 2017C , RB , 5.00% , 07/01/28 ..... 110 112,776
Series 2025A , RB , 5.00% , 07/01/29 ..... 695 746,319
Series 2017 , RB , 5.00% , 05/01/30 ( SAW ) . 520 531,166
Series A , RB , 5.00% , 07/01/32 ......... 360 367,671
Series 2018 , RB , 5.00% , 05/01/34 ( SAW ) . 5,135 5,335,335
Series 2023A , RB , 5.00% , 07/01/34 ..... 2,000 2,269,967
Series 2017C , RB , 4.00% , 07/01/36 ..... 1,000 1,003,552
Series 2017D , RB , 4.00% , 07/01/36 ..... 900 903,197
Series 2025A , RB , 5.00% , 07/01/36 ..... 500 577,293
Series 2025A , RB , 5.00% , 07/01/39 ..... 570 643,537
Series 2017C , RB , 4.00% , 07/01/43 ..... 1,660 1,639,222
Series 2020A , RB , 4.00% , 07/01/50 ..... 1,250 1,127,836
Series 2023A , RB , 5.00% , 07/01/53 ..... 4,135 4,285,919
MTA Hudson Rail Yards Trust Obligations, Series
2016A, RB, 5.00%, 11/15/56 ......... 1,000 999,986
Nassau County Interim Finance Authority
Series 2021A , RB , 5.00% , 11/15/29 ..... 520 565,608
Series 2024A , RB , 5.00% , 11/15/29 ..... 1,500 1,631,562
Series 2021A , RB , 5.00% , 11/15/31 ..... 790 884,881
Series 2021A , RB , 4.00% , 11/15/32 ..... 1,000 1,061,857
Series 2021A , RB , 4.00% , 11/15/33 ..... 2,070 2,189,538
Series 2021A , RB , 5.00% , 11/15/33 ..... 305 338,884
Series 2021A , RB , 5.00% , 11/15/34 ..... 540 597,879
Series 2021A , RB , 4.00% , 11/15/35 ..... 245 256,776
New York City Municipal Water Finance Authority
Series 2011FF-2 , RB , VRDN, ( JPMorgan
Chase Bank NA SBPA ), 2.85% , 06/02/26
(a)
1,890 1,890,000
Series 2015BB-4 , RB , VRDN, ( Barclays Bank
plc SBPA ), 2.85% , 06/02/26
(a)
....... 3,650 3,650,000
Series DD-2 , RB , VRDN, ( JPMorgan Chase
Bank NA SBPA ), 2.85% , 06/02/26
(a)
... 1,845 1,845,000
Series 2021DD , RB , 5.00% , 06/15/26 .... 5,375 5,379,566
Series 2023, Sub-Series AA2 , RB ,
5.00% , 06/15/28 ................ 90 91,159
Series 2022AA-2 , RB , 5.00% , 06/15/28 ... 3,720 3,767,889
Series 2026DD , RB , 5.00% , 06/15/28 .... 415 436,112
Series 2021, Sub-Series Cc-2 , RB ,
5.00% , 06/15/28 ................ 455 460,857
Series 2020DD-1 , RB , 5.00% , 06/15/30 ... 1,310 1,434,343
Series 2026, Sub-Series AA-2 , RB ,
5.00% , 06/15/31 ................ 1,000 1,112,873
Series 2020EE , RB , 5.00% , 06/15/31 .... 690 767,882
Series BB-2 , RB , 5.00% , 06/15/32 ...... 520 531,307
Series 2016 , RB , 4.00% , 06/15/33 ...... 250 251,070
Series 2016A , RB , 3.00% , 06/15/36 ..... 220 220,021
Series 2019FF-2 , RB , 4.00% , 06/15/36 ... 560 567,836
Series 2024, Sub-Series BB-2 , RB ,
5.00% , 06/15/36 ................ 1,100 1,243,434
Series 2026, Sub-Series AA-2 , RB ,
5.00% , 06/15/36 ................ 1,000 1,158,569
Series 2024BB-2 , RB , 5.00% , 06/15/36 ... 1,000 1,164,738
Series 2017EE , RB , 5.00% , 06/15/36 .... 500 510,232
Series 2019FF-2 , RB , 4.00% , 06/15/37 ... 3,000 3,032,687
Series 2026DD , RB , 5.00% , 06/15/38 .... 785 920,068
Series 2022EE , RB , 4.00% , 06/15/39 .... 1,305 1,320,834
Series 2026, Sub-Series AA-2 , RB ,
5.00% , 06/15/39 ................ 135 153,149
Series 2018EE , RB , 5.00% , 06/15/40 .... 300 308,244
Series 2020DD-3 , RB , 4.00% , 06/15/42 ... 500 494,056
Series 2021AA-2 , RB , 4.00% , 06/15/42 ... 1,500 1,482,087
Series 2025BB , RB , 5.00% , 06/15/43 .... 2,000 2,195,184
Series 2022BB-1 , RB , 3.00% , 06/15/44 ... 3,400 2,817,207
Series 2015AA , RB , 4.00% , 06/15/44 .... 840 817,784

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
New York Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2024BB-2 , RB , 5.00% , 06/15/44 ... USD 500 $ 537,593
Series 2017AA , RB , 3.00% , 06/15/46 .... 4,665 3,668,249
Series 2023DD , RB , 4.13% , 06/15/46 .... 1,500 1,461,705
Series 2026DD , RB , 5.00% , 06/15/46 .... 370 397,128
Series BB-1 , RB , 5.00% , 06/15/46 ...... 625 631,538
Series 2023DD , RB , 5.25% , 06/15/46 .... 2,915 3,126,110
Series 2017DD , RB , 5.00% , 06/15/47 .... 1,500 1,505,454
Series 2026BB , RB , 5.00% , 06/15/47 .... 835 887,056
Series 2024BB, Sub-Series BB-2 , RB ,
5.25% , 06/15/47 ................ 3,310 3,538,193
Series 2025, Sub-Series AA2 , RB ,
5.00% , 06/15/48 ................ 1,500 1,572,959
Series 2018CC-1 , RB , 5.00% , 06/15/48 ... 750 756,812
Series 2019FF-1 , RB , 5.00% , 06/15/49 ... 1,070 1,092,104
Series 2026BB , RB , 5.00% , 06/15/49 .... 250 261,613
Series 2020DD-1 , RB , 4.00% , 06/15/50 ... 500 459,017
Series 2020GG-1 , RB , 4.00% , 06/15/50 .. 1,000 918,034
Series 2021CC-1 , RB , 4.00% , 06/15/51 ... 3,000 2,732,600
Series 2025AA, Sub-Series AA-1 , RB ,
5.00% , 06/15/51 ................ 3,000 3,109,149
Series 2024, Sub-Series AA-1 , RB ,
5.25% , 06/15/53 ................ 2,000 2,095,218
Series 2025AA , RB , 4.00% , 06/15/54 .... 6,200 5,610,984
Series 2024CC-1 , RB , 5.25% , 06/15/54 ... 2,000 2,099,033
Series 2026, Sub-Series AA-1 , RB ,
5.00% , 06/15/55 ................ 4,000 4,134,612
Series 2026, Sub-Series AA-1 , RB ,
5.25% , 06/15/55 ................ 2,000 2,113,556
Series 2025BB , RB , 5.25% , 06/15/55 .... 2,000 2,108,725
Series 2026BB , RB , 5.25% , 06/15/56 .... 1,000 1,057,949
New York City Transitional Finance Authority
Building Aid
Series 2018S-4A , RB , 5.00% , 07/15/26
( SAW ) ....................... 275 275,817
Series 2019S-3A , RB , 5.00% , 07/15/26
( SAW ) ....................... 150 150,446
Series S-1 , RB , 5.00% , 07/15/26 ( SAW ) .. 30 30,089
Series 2018S-4A , RB , 5.00% , 07/15/27
( SAW ) ....................... 115 118,284
Series 2022S-1A , RB , 5.00% , 07/15/30
( SAW ) ....................... 215 235,574
Series S-2 , RB , 5.00% , 07/15/30 ( SAW ) .. 1,010 1,035,424
Series 2018S-4A , RB , 5.00% , 07/15/31
( SAW ) ....................... 500 523,073
Series 2019S-3A , RB , 5.00% , 07/15/31
( SAW ) ....................... 500 523,073
Series 2019S-3A , RB , 4.00% , 07/15/38
( SAW ) ....................... 500 501,407
Series 2018S-3 , RB , 4.00% , 07/15/46 ( SAW ) 380 355,740
New York City Transitional Finance Authority
Future Tax Secured
Series 2013A-4 , RB , VRDN, ( JPMorgan
Chase Bank NA SBPA ), 2.85% , 06/02/26
(a)
9,600 9,600,000
Series 2019C-4 , RB , VRDN, ( Barclays Bank
plc SBPA ), 2.85% , 06/02/26
(a)
....... 445 445,000
Series 2019A-4 , RB , VRDN, ( JPMorgan
Chase Bank NA SBPA ), 2.85% , 06/02/26
(a)
1,700 1,700,000
Series 2022A-1 , RB , 5.00% , 11/01/26 .... 1,045 1,055,595
Series 2021A , RB , 5.00% , 11/01/26 ..... 830 838,415
Series C , RB , 5.00% , 11/01/26 ......... 270 272,737
Series 2018-1 , RB , 5.00% , 11/01/27 ..... 340 351,347
Series 2023E-1 , RB , 5.00% , 11/01/27 .... 1,015 1,048,874
Series 2026, Sub-Series F-1 , RB ,
5.00% , 02/01/28 ................ 420 436,489
Series 2019A-1 , RB , 5.00% , 08/01/28 .... 2,220 2,329,295
Security
Par (000)
Par (000) Value
New York (continued)
Series 2021G-1 , RB , 5.00% , 11/01/28 .... USD 140 $ 147,643
Series 2026C , RB , 5.00% , 11/01/28 ..... 1,000 1,054,592
Series 2026, Sub-Series F-1 , RB ,
5.00% , 02/01/29 ................ 465 492,463
Series 2026, Sub-Series A-1 , RB ,
5.00% , 05/01/29 ................ 635 675,774
Series C , RB , 5.00% , 11/01/29 ......... 2,155 2,200,954
Series 2025E , RB , 5.00% , 11/01/29 ..... 700 751,931
Series 2025F, Sub-Series F-1 , RB ,
5.00% , 11/01/29 ................ 3,075 3,303,126
Series 2026, Sub-Series F-1 , RB ,
5.00% , 02/01/30 ................ 1,000 1,078,316
Series 2025D , RB , 5.00% , 05/01/30 ..... 240 259,938
Series 2021-2 , RB , 5.00% , 08/01/30 ..... 2,800 3,044,869
Series 2026C , RB , 5.00% , 11/01/30 ..... 665 725,928
Series 2026, Sub-Series A-1 , RB ,
5.00% , 05/01/31 ................ 1,000 1,098,605
Series 2025C, Sub-Series C-1 , RB ,
5.00% , 05/01/31 ................ 3,360 3,691,312
Series 2010, Sub-Series G-5 , RB ,
5.00% , 05/01/31 ................ 2,000 2,183,653
Series 2025A, Sub-Series A-1 , RB ,
5.00% , 11/01/31 ................ 2,000 2,212,089
Series 2025F, Sub-Series F-1 , RB ,
5.00% , 11/01/31 ................ 1,000 1,106,045
Series 2023B-1 , RB , 5.00% , 11/01/31 .... 1,290 1,426,797
Series 2026, Sub-Series G1 , RB ,
5.00% , 11/01/31
(c)
............... 640 707,543
Series 2017A-1 , RB , 5.00% , 05/01/32 .... 1,075 1,077,759
Series 2025J, Sub-Series J-1 , RB ,
5.00% , 11/01/32 ................ 1,500 1,677,390
Series 2025E , RB , 5.00% , 11/01/32 ..... 1,000 1,118,260
Series 2025B, Sub-Series B-1 , RB ,
5.00% , 11/01/32 ................ 2,795 3,125,536
Series 2018A-2 , RB , 5.00% , 08/01/33 .... 1,000 1,023,992
Series 2018B-1 , RB , 5.00% , 08/01/33 .... 1,000 1,023,992
Series 2024D-1 , RB , 5.00% , 11/01/33 .... 2,000 2,260,169
Series 2025A, Sub-Series A-1 , RB ,
5.00% , 11/01/33 ................ 1,400 1,582,118
Series 2017E-1 , RB , 5.00% , 02/01/34 .... 1,500 1,520,136
Series 2025G, Sub-Series G-1 , RB ,
5.00% , 11/01/34 ................ 3,120 3,551,686
Series 2026, Sub-Series D-1 , RB ,
5.00% , 11/01/34 ................ 3,000 3,415,082
Series B-1 , RB , 5.00% , 08/01/35 ....... 1,120 1,163,697
Series 2020B-1 , RB , 5.00% , 11/01/35 .... 1,535 1,623,389
Series 2026C , RB , 5.00% , 11/01/35 ..... 1,500 1,716,367
Series 2025J, Sub-Series J-1 , RB ,
5.00% , 11/01/35 ................ 1,755 1,997,988
Series 2024F, Sub-Series F-1 , RB ,
5.00% , 02/01/36 ................ 1,000 1,117,959
Series 2017F-1 , RB , 5.00% , 05/01/36 .... 1,000 1,016,532
Series 2024G-1 , RB , 5.00% , 05/01/36 .... 2,500 2,796,355
Series 2026, Sub-Series A-1 , RB ,
5.00% , 05/01/36 ................ 1,000 1,137,625
Series 2018A-2 , RB , 5.00% , 08/01/36 .... 1,000 1,020,702
Series 2019A-1 , RB , 5.00% , 08/01/36 .... 1,000 1,037,461
Series 2022A-1 , RB , 4.00% , 11/01/36 .... 1,875 1,929,302
Series 2025E , RB , 5.00% , 11/01/36 ..... 1,000 1,121,147
Series 2021A , RB , 5.00% , 11/01/36 ..... 1,000 1,071,571
Series 2024D-1 , RB , 5.00% , 11/01/36 .... 1,300 1,449,308
Series 2023B-1 , RB , 5.25% , 11/01/36 .... 1,500 1,669,993
Series 2017E-1 , RB , 5.00% , 02/01/37 .... 200 202,309
Series 2026, Sub-Series F-1 , RB ,
5.00% , 02/01/37 ................ 1,525 1,729,297

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
New York Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2021C-1 , RB , 5.00% , 05/01/37 .... USD 1,000 $ 1,069,918
Series 2026, Sub-Series G1 , RB ,
5.00% , 11/01/37
(c)
............... 1,000 1,136,728
Series 2025AG, Sub-Series A-1 , RB ,
5.00% , 11/01/37 ................ 2,000 2,228,029
Series 2023D-1 , RB , 5.25% , 11/01/37 .... 375 416,539
Series 2016F-3 , RB , 3.00% , 02/01/38 .... 1,515 1,334,347
Series 2026, Sub-Series F-1 , RB ,
5.00% , 02/01/38 ................ 1,000 1,124,448
Series 2024B , RB , 5.00% , 05/01/38 ..... 1,085 1,190,438
Series 2019C-1 , RB , 4.00% , 11/01/38 .... 1,000 1,009,256
Series 2025A, Sub-Series A-1 , RB ,
5.00% , 11/01/38 ................ 2,000 2,212,813
Series 2021G-1 , RB , 5.00% , 11/01/38 .... 1,250 1,335,637
Series 2024D, Sub-Series D-1 , RB ,
5.00% , 11/01/38 ................ 3,965 4,365,151
Series 2021A , RB , 3.00% , 11/01/39 ..... 1,000 893,408
Series 2025H, Sub-Series H-1 , RB ,
5.00% , 11/01/39 ................ 1,675 1,854,013
Series 2026, Sub-Series G1 , RB ,
5.00% , 11/01/39
(c)
............... 1,500 1,682,220
Series 2025A, Sub-Series A-1 , RB ,
5.00% , 11/01/39 ................ 840 925,456
Series 2026, Sub-Series A-1 , RB ,
5.00% , 05/01/40 ................ 1,000 1,109,822
Series 2022B, Sub-Series B-1 , RB ,
3.00% , 08/01/40 ................ 740 655,355
Series 2016F-3 , RB , 3.25% , 02/01/41 .... 1,500 1,351,562
Series 2022F-1 , RB , 5.00% , 02/01/41 .... 3,755 3,996,377
Series 2021C-1 , RB , 4.00% , 05/01/41 .... 1,410 1,400,132
Series 2023D, Sub-Series D-1 , RB ,
5.25% , 11/01/41 ................ 1,120 1,224,236
Series 2021E-1 , RB , 4.00% , 02/01/42 .... 900 884,582
Series 2023A-1 , RB , 5.25% , 08/01/42 .... 5,000 5,420,056
Series 2019C-1 , RB , 4.00% , 11/01/42 .... 2,590 2,526,508
Series 2024F, Sub-Series F-1 , RB ,
5.00% , 02/01/43 ................ 2,770 2,975,355
Series 2026B , RB , 5.00% , 05/01/43 ..... 335 364,665
Series 2024G-1 , RB , 5.00% , 05/01/43 .... 4,570 4,918,345
Series 2018A-3 , RB , 4.00% , 08/01/43 .... 3,400 3,278,061
Series 2026, Sub-Series F-1 , RB ,
5.00% , 02/01/44 ................ 2,750 2,980,884
Series 2020C-1 , RB , 4.00% , 05/01/45 .... 200 192,230
Series 2024B , RB , 5.00% , 05/01/45 ..... 2,000 2,121,764
Series 2024G-1 , RB , 5.00% , 05/01/45 .... 2,500 2,659,194
Series 2025C, Sub-Series C-1 , RB ,
5.00% , 05/01/45 ................ 1,000 1,067,062
Series 2018B-1 , RB , 5.00% , 08/01/45 .... 1,000 1,012,412
Series 2023D-1 , RB , 5.50% , 11/01/45 .... 850 921,434
Series 2024F-1 , RB , 5.00% , 02/01/46 .... 2,500 2,632,874
Series 2025D , RB , 5.00% , 05/01/46 ..... 3,785 4,002,644
Series 2026, Sub-Series A-1 , RB ,
5.25% , 05/01/46 ................ 3,000 3,257,047
Series 2026C , RB , 5.00% , 11/01/46 ..... 250 266,465
Series 2026I , RB , 5.00% , 11/01/46
(c)
..... 1,000 1,068,364
Series 2024G-1 , RB , 5.00% , 05/01/47 .... 1,500 1,567,459
Series 2026I , RB , 5.00% , 11/01/47
(c)
..... 1,000 1,056,297
Series 2022B-1 , RB , 4.00% , 08/01/48 .... 825 760,789
Series 2025E , RB , 5.50% , 11/01/49 ..... 1,000 1,075,937
Series 2026C , RB , 5.00% , 11/01/50 ..... 1,000 1,040,900
Series 2023F-1 , RB , 4.00% , 02/01/51 .... 2,000 1,831,847
Series 2026I , RB , 5.25% , 11/01/51
(c)
..... 185 196,719
Series 2026, Sub-Series F-1 , RB ,
5.00% , 02/01/53 ................ 375 386,944
Security
Par (000)
Par (000) Value
New York (continued)
Series 2025I, Sub-Series I-1 , RB ,
5.50% , 05/01/53 ................ USD 1,175 $ 1,258,018
Series 2025E , RB , 4.13% , 11/01/53 ..... 950 871,482
Series 2025E , RB , 5.00% , 11/01/53 ..... 880 905,073
Series 2026B , RB , 5.25% , 05/01/55 ..... 1,505 1,581,287
New York Convention Center Development Corp.
Series 2015 , RB , 5.00% , 11/15/40 ...... 250 250,156
Series A , RB , 0.00% , 11/15/48
(b)
........ 500 173,504
New York Power Authority
Series 2022A , RB , 5.00% , 11/15/26 ..... 530 536,063
Series 2022A , RB , 5.00% , 11/15/27 ..... 535 555,299
Series 2022A , RB , 5.00% , 11/15/31 ..... 1,125 1,267,806
Series 2024A , RB , 5.00% , 11/15/31 ..... 2,000 2,262,816
Series 2023A , RB , 5.00% , 11/15/33 ..... 520 602,802
Series 2024A , RB , 5.00% , 11/15/33 ..... 4,000 4,658,126
Series 2024A , RB , 5.00% , 11/15/35 ..... 4,245 4,941,869
Series 2024A , RB , 5.00% , 11/15/40 ..... 250 277,502
Series 2024A , RB , 5.00% , 11/15/42 ..... 400 438,805
Series 2024A , RB , 5.00% , 11/15/43 ..... 2,000 2,173,173
Series 2020A , RB , 4.00% , 11/15/45 ..... 4,080 3,984,348
Series 2024A , RB , 4.00% , 11/15/49 ..... 895 825,721
Series 2020A , RB , 4.00% , 11/15/50 ..... 2,500 2,306,703
Series 2023A , RB , 5.00% , 11/15/53 ( AGM ) 1,240 1,286,488
Series 2020A , RB , 4.00% , 11/15/55 ..... 1,000 900,193
Series 2023A , RB , 5.13% , 11/15/58 ..... 620 645,615
Series 2020A , RB , 4.00% , 11/15/60 ..... 2,300 2,069,531
Series 2022A , RB , 4.00% , 11/15/61 ..... 1,000 891,773
New York State Dormitory Authority
Series 2009A , RB , VRDN, 1.40% , 06/09/26
(a)
1,050 1,050,000
Series 2019A , RB , 5.00% , 07/01/26 ..... 220 220,427
Series 2023B , RB , 5.00% , 07/01/26 ..... 135 135,253
Series 2020A , RB , 5.00% , 07/01/26 ..... 5,000 5,010,392
Series 2017A , RB , 5.00% , 07/01/26 ..... 1,175 1,177,208
Series B , RB , 4.00% , 10/01/26 ......... 100 100,493
Series 2023B , RB , 5.00% , 10/01/26 ..... 1,040 1,048,621
Series 2024A , RB , 5.00% , 10/01/26 ..... 1,500 1,512,435
Series 2022A , RB , 5.00% , 10/01/26 ( BAM ) 1,915 1,930,875
Series 2019A , RB , 5.00% , 10/01/26 ( SAW ) 20 20,152
Series F , RB , 5.00% , 10/01/26 ......... 25 25,044
Series A-1 , RB , 5.00% , 10/01/26 ....... 305 307,508
Series 2017B-1 , RB , 5.00% , 02/15/27 .... 420 427,339
Series 2025C , RB , 5.00% , 03/15/27 ..... 250 254,751
Series A , RB , 5.00% , 10/01/27 ......... 530 547,911
Series E , RB , 5.00% , 10/01/27 ( SAW ) .... 2,700 2,721,251
Series 2026A , RB , 5.00% , 10/01/27 ( SAW )
(c)
170 175,172
Series 2016D , RB , 5.00% , 02/15/28 ..... 435 437,148
Series 2019D , RB , 5.00% , 02/15/28 ..... 1,045 1,088,232
Series 2026A , RB , 5.00% , 03/15/28 ..... 1,335 1,392,932
Series 2025A , RB , 5.00% , 03/15/28 ..... 2,110 2,201,562
Series 2021B , RB , 5.00% , 07/01/28 ..... 1,000 1,050,983
Series 2017A , RB , 5.00% , 07/01/28 ..... 2,690 2,757,078
Series 2018A , RB , 5.00% , 10/01/28 ..... 970 1,028,235
Series 2017A , RB , 5.00% , 02/15/29 ..... 990 1,007,300
Series 2025B , RB , 5.00% , 07/01/29 ..... 750 805,057
Series 2024A , RB , 5.00% , 10/01/29 ..... 1,000 1,075,844
Series 2018A , RB , 5.00% , 03/15/30 ..... 1,035 1,087,513
Series 2025C , RB , 5.00% , 03/15/30 ..... 1,250 1,359,257
Series 2018C , RB , 5.00% , 03/15/30 ..... 1,135 1,180,625
Series 2025A , RB , 5.00% , 03/15/30 ..... 1,035 1,125,465
Series 2018A , RB , 5.00% , 07/01/30 ..... 2,190 2,297,623
Series 2022A , RB , 5.00% , 07/01/30 ..... 1,000 1,070,753
Series 2017B-2 , RB , 5.00% , 02/15/31 .... 870 892,792
Series 2017A , RB , 5.00% , 02/15/31 ..... 2,410 2,446,915
Series 2016D , RB , 5.00% , 02/15/31 ..... 125 125,547
Series 2021A , RB , 5.00% , 03/15/31 ..... 1,560 1,723,979

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
New York Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2025A , RB , 5.00% , 07/01/31 ..... USD 1,000 $ 1,112,137
Series 2024A , RB , 5.00% , 10/01/31 ..... 1,150 1,292,937
Series 2026A , RB , 5.00% , 10/01/31 ..... 500 562,146
Series 2026A , RB , 5.00% , 10/01/31
(c)
.... 1,090 1,206,244
Series 2021E , RB , 5.00% , 03/15/32 ..... 420 470,536
Series 2016A , RB , 5.00% , 03/15/32 ..... 3,050 3,070,069
Series 2019A , RB , 3.00% , 10/01/32 ( SAW ) 2,000 1,979,852
Series 2025A , RB , 5.00% , 10/01/32 ..... 1,070 1,202,654
Series 2016A , RB , 5.00% , 02/15/33 ..... 1,500 1,506,192
Series 2018A , RB , 5.00% , 03/15/33 ..... 965 984,866
Series 2020A , RB , 5.00% , 03/15/33 ..... 1,000 1,084,101
Series 2017 , RB , 4.00% , 07/01/33 ...... 465 467,651
Series 2018A , RB , 5.00% , 07/01/33 ..... 1,865 1,949,117
Series 2017A , RB , 5.00% , 07/01/33 ..... 840 858,150
Series 2023A , RB , 5.00% , 10/01/33 ..... 1,475 1,703,372
Series 2017B-2 , RB , 5.00% , 02/15/34 .... 1,000 1,023,321
Series 2019A , RB , 5.00% , 03/15/34 ..... 1,000 1,055,730
Series 2018A , RB , 5.00% , 03/15/34 ..... 1,155 1,195,297
Series 2026A , RB , 5.00% , 03/15/34 ..... 2,000 2,289,628
Series 2018C , RB , 5.00% , 03/15/34 ..... 355 367,442
Series 2016A , RB , 5.00% , 03/15/34 ..... 1,950 1,961,921
Series 2025C , RB , 5.00% , 03/15/34 ..... 4,225 4,836,838
Series 2017A , RB , 5.00% , 07/01/34 ..... 3,000 3,061,939
Series 2025A , RB , 5.00% , 10/01/34 ..... 500 572,780
Series 2024A , RB , 5.00% , 10/01/34 ..... 1,800 2,004,184
Series 2020A , RB , 4.00% , 03/15/35 ..... 1,000 1,028,415
Series 2026A , RB , 5.00% , 03/15/35 ..... 2,000 2,307,363
Series 2019A , RB , 5.00% , 07/01/35 ..... 2,335 2,469,486
Series 2025A , RB , 5.00% , 07/01/35 ..... 2,910 3,289,436
Series 2026A , RB , 5.00% , 10/01/35
(c)
.... 2,000 2,264,714
Series 2024D , RB , 5.00% , 10/01/35 ( SAW ) 2,585 2,865,129
Series 2017A , RB , 5.00% , 02/15/36 ..... 500 506,183
Series 2021E , RB , 5.00% , 03/15/36 ..... 2,325 2,548,992
Series 2018C , RB , 5.00% , 03/15/36 ..... 1,000 1,032,396
Series 2021A , RB , 5.00% , 03/15/36 ..... 1,000 1,083,692
Series 2025C , RB , 5.00% , 03/15/36 ..... 335 385,821
Series 2018A , RB , 5.00% , 07/01/36 ..... 1,750 1,819,869
Series 2026A , RB , 5.00% , 10/01/36
(c)
.... 915 1,029,674
Series 2026A , RB , 5.00% , 10/01/36 ..... 750 885,673
Series 2017B-2 , RB , 5.00% , 02/15/37 .... 500 510,049
Series 2015E , RB , 3.50% , 03/15/37 ..... 385 375,797
Series 2019A , RB , 5.00% , 03/15/37 ..... 1,000 1,049,425
Series 2018A , RB , 4.00% , 07/01/37 ..... 2,500 2,515,759
Series 2020A , RB , 3.00% , 03/15/38 ..... 2,000 1,820,016
Series 2025C , RB , 5.00% , 03/15/38 ..... 2,500 2,834,955
Series 2018C , RB , 5.00% , 03/15/38 ..... 625 643,596
Series 2025A , RB , 5.00% , 03/15/38 ..... 3,000 3,380,846
Series 2015A , RB , 4.00% , 07/01/38 ..... 475 475,007
Series 2018B , RB , 5.00% , 10/01/38 ..... 1,000 1,034,012
Series 2025A , RB , 5.00% , 03/15/39 ..... 6,000 6,807,832
Series 2025C , RB , 5.00% , 03/15/39 ..... 665 749,431
Series 2023A-1 , RB , 5.00% , 03/15/39 .... 3,600 3,952,284
Series 2023A , RB , 5.00% , 03/15/39 ..... 355 389,288
Series 2018A , RB , 5.25% , 03/15/39 ..... 725 755,261
Series 2026A , RB , 5.00% , 10/01/39
(c)
.... 500 553,070
Series 2016A , RB , 5.00% , 02/15/40 ..... 500 501,367
Series 2019A , RB , 5.00% , 03/15/40 ..... 1,000 1,043,980
Series 2025A , RB , 5.25% , 07/01/40 ..... 2,000 2,233,996
Series 2001-1 , RB , 5.50% , 07/01/40
( AMBAC ) ..................... 400 465,412
Series 2021E , RB , 3.00% , 03/15/41 ..... 2,000 1,751,314
Series 2025A , RB , 5.00% , 03/15/41 ..... 1,500 1,658,928
Series 2022A , RB , 5.00% , 03/15/41 ..... 300 321,573
Series 2017A , RB , 5.00% , 03/15/41 ..... 350 354,328
Series 2021A , RB , 3.00% , 07/01/41 ..... 1,750 1,545,256
Security
Par (000)
Par (000) Value
New York (continued)
Series 2016A , RB , 4.00% , 07/01/41 ..... USD 500 $ 496,245
Series 2018A , RB , 4.00% , 07/01/41 ..... 4,000 3,992,322
Series 2016A , RB , 5.00% , 07/01/41 ..... 250 250,019
Series 2026A , RB , 5.00% , 10/01/41
(c)
.... 875 959,253
Series 2020A , RB , 3.00% , 03/15/42 ..... 2,000 1,721,493
Series 2021E , RB , 4.00% , 03/15/42 ..... 825 819,391
Series 2022A , RB , 4.00% , 07/01/42 ..... 1,165 1,158,736
Series 2017B , RB , 5.00% , 02/15/43 ..... 1,000 1,013,651
Series 2023A1 , RB , 4.00% , 03/15/43 .... 3,410 3,354,800
Series 2021A , RB , 4.00% , 03/15/43 ..... 2,000 1,967,624
Series 2025A , RB , 5.00% , 03/15/43 ..... 335 368,163
Series 2024A , RB , 5.00% , 03/15/43 ..... 5,000 5,408,472
Series 2016A , RB , 4.00% , 07/01/43 ..... 1,265 1,231,741
Series 2025A , RB , 5.00% , 03/15/44 ..... 375 407,895
Series 2024A , RB , 5.00% , 03/15/44 ..... 1,600 1,715,353
Series 2017A , RB , 5.00% , 03/15/44 ..... 105 106,145
Series 2023A-1 , RB , 5.00% , 03/15/45 .... 1,000 1,058,464
Series 2021B , RB , 3.00% , 07/01/45 ..... 750 606,674
Series 2019A , RB , 4.00% , 07/01/45 ..... 9,660 9,371,895
Series 2026A , RB , 5.00% , 10/01/45 ( SAW )
(c)
750 800,738
Series 2021E , RB , 4.00% , 03/15/46 ..... 1,000 945,724
Series 2024B , RB , 5.00% , 03/15/46 ..... 5,850 6,218,631
Series 2022 , RB , 4.00% , 07/01/46 ...... 730 692,749
Series 2020 , RB , 4.00% , 07/01/46 ...... 1,000 930,621
Series 2016A , RB , 5.00% , 07/01/46 ..... 250 250,055
Series A-2 , RB , 5.00% , 10/01/46 ....... 225 257,067
Series 2021E , RB , 4.00% , 03/15/47 ..... 2,000 1,867,409
Series 2021A , RB , 4.00% , 03/15/47 ..... 1,715 1,601,303
Series 2018A , RB , 4.00% , 03/15/47 ..... 500 463,883
Series 2025C , RB , 5.25% , 03/15/47 ..... 1,500 1,618,680
Series 2022A , RB , 4.00% , 07/01/47 ..... 310 278,157
Series A , RB , 5.00% , 10/01/47 ......... 1,800 2,031,242
Series 2020A , RB , 4.00% , 03/15/48 ..... 2,000 1,838,789
Series 2024A , RB , 5.25% , 03/15/48 ..... 1,500 1,592,741
Series 2018A , RB , 5.00% , 07/01/48 ..... 500 515,036
Series 2018A , RB , 5.00% , 10/01/48 ..... 5,510 6,169,820
Series 2019D , RB , 4.00% , 02/15/49 ..... 1,545 1,419,312
Series 2022A , RB , 4.00% , 03/15/49 ..... 1,820 1,673,239
Series 2024B , RB , 5.00% , 03/15/49 ..... 750 782,945
Series 2025A , RB , 5.00% , 03/15/49 ..... 1,000 1,044,668
Series 2019C , RB , 4.00% , 07/01/49 ..... 500 456,744
Series 2019A , RB , 5.00% , 07/01/49 ..... 500 505,373
Series 2020A , RB , 3.00% , 03/15/50 ..... 4,750 3,512,910
Series 2025A , RB , 5.25% , 03/15/50 ..... 1,500 1,595,777
Series 2020A , RB , 4.00% , 07/01/50 ..... 2,030 1,866,395
Series 2019B , RB , 5.00% , 07/01/50 ..... 500 509,102
Series 2020A , RB , 5.00% , 07/01/50 ..... 2,500 2,561,300
Series 2025A , RB , 5.25% , 07/01/50 ..... 500 531,364
Series 2020A , RB , 5.00% , 10/01/50 ..... 310 344,822
Series 2021A , RB , 3.00% , 03/15/51 ..... 1,780 1,304,631
Series 2024A , RB , 5.00% , 03/15/51 ..... 2,000 2,072,234
Series 2026A , RB , 5.00% , 03/15/53 ..... 1,570 1,629,285
Series 2023A , RB , 5.00% , 07/01/53 ..... 735 756,222
Series 2020A , RB , 5.00% , 07/01/53 ..... 1,500 1,537,277
Series 2024B , RB , 4.00% , 03/15/54 ..... 1,000 896,561
Series 2025A , RB , 5.00% , 03/15/54 ..... 2,500 2,585,011
Series 2024A , RB , 5.50% , 07/01/54 ..... 5,250 5,676,485
Series 2024A , RB , 5.00% , 03/15/55 ..... 1,395 1,438,036
New York State Environmental Facilities Corp.
Series 2017A , RB , 5.00% , 06/15/26 ..... 35 35,033
Series 2023A , RB , 5.00% , 05/15/27 ..... 325 332,960
Series 2026C , RB , 5.00% , 09/15/27
(c)
.... 2,000 2,063,010
Series 2019B , RB , 5.00% , 06/15/28 ..... 550 578,767
Series 2026A , RB , 5.00% , 06/15/28 ..... 270 284,122
Series 2021B , RB , 5.00% , 08/15/29 ..... 165 177,920

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
New York Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2022B , RB , 5.00% , 09/15/29 ..... USD 540 $ 583,290
Series 2024A , RB , 5.00% , 06/15/30 ..... 1,025 1,123,530
Series 2018A , RB , 5.00% , 06/15/30 ..... 195 204,439
Series 2026A , RB , 5.00% , 06/15/30 ..... 3,000 3,288,382
Series 2023B , RB , 5.00% , 06/15/31 ..... 125 139,297
Series 2021B , RB , 5.00% , 08/15/31 ..... 300 335,188
Series 2023B , RB , 5.00% , 06/15/32 ..... 500 565,314
Series 2022B , RB , 5.00% , 09/15/32 ..... 500 566,296
Series 2024B , RB , 5.00% , 05/15/33 ..... 1,500 1,716,253
Series 2026A , RB , 5.00% , 06/15/34 ..... 4,230 4,899,535
Series 2017A , RB , 5.00% , 06/15/34 ..... 715 731,122
Series 2022B , RB , 5.00% , 09/15/34 ..... 500 561,441
Series 2018A , RB , 5.00% , 06/15/35 ..... 365 380,275
Series 2017A , RB , 5.00% , 06/15/35 ..... 200 204,490
Series 2026B , RB , 5.00% , 03/15/37
(c)
.... 720 840,987
Series 2026A , RB , 5.00% , 06/15/37 ..... 600 702,396
Series 2022B , RB , 5.00% , 09/15/37 ..... 500 552,732
Series 2019B , RB , 3.00% , 06/15/38 ..... 385 357,912
Series 2026A , RB , 5.00% , 06/15/40 ..... 1,600 1,840,763
Series 2026A , RB , 5.00% , 06/15/41 ..... 265 302,501
Series 2016A , RB , 5.00% , 06/15/41 ..... 1,000 1,000,853
Series 2026B , RB , 5.00% , 09/15/41
(c)
.... 1,500 1,706,639
Series 2022A , RB , 4.00% , 06/15/42 ..... 1,000 1,008,443
Series 2018B , RB , 5.00% , 06/15/43 ..... 1,000 1,028,895
Series 2019A , RB , 5.00% , 08/15/44 ..... 500 520,953
Series 2020A , RB , 4.00% , 06/15/45 ..... 1,095 1,075,588
Series 2026B , RB , 5.00% , 09/15/45
(c)
.... 950 1,050,067
Series 2017A , RB , 5.00% , 06/15/46 ..... 835 845,430
Series 2024A , RB , 5.00% , 06/15/47 ..... 4,000 4,280,806
Series 2017E , RB , 5.00% , 06/15/47 ..... 3,500 3,539,860
Series 2022B , RB , 5.00% , 09/15/47 ..... 3,185 3,350,476
Series 2019A , RB , 5.00% , 02/15/49 ..... 1,200 1,233,004
Series 2019B , RB , 4.00% , 06/15/49 ..... 500 473,763
Series 2026B , RB , 5.00% , 03/15/51
(c)
.... 750 798,074
Series 2023B , RB , 5.00% , 06/15/53 ..... 2,500 2,602,568
New York State Thruway Authority
Series 2026A , RB , 5.00% , 01/01/27 ..... 930 943,418
Series 2021A-1 , RB , 5.00% , 03/15/27 .... 115 117,185
Series 2026A , RB , 5.00% , 01/01/28 ..... 2,640 2,744,758
Series 2021A-1 , RB , 5.00% , 03/15/29 .... 2,570 2,742,533
Series 2019B , RB , 5.00% , 01/01/30 ..... 675 731,068
Series Q , RB , 5.00% , 01/01/31 ........ 2,000 2,210,226
Series Q , RB , 5.00% , 01/01/32 ........ 2,000 2,241,828
Series 2025A , RB , 5.00% , 03/15/32 ..... 655 734,185
Series L , RB , 5.00% , 01/01/35 ......... 810 834,813
Series L , RB , 4.00% , 01/01/36 ......... 500 503,289
Series 2021A-1 , RB , 4.00% , 03/15/36 .... 4,450 4,546,214
Series 2026A , RB , 5.00% , 01/01/37 ..... 450 520,441
Series 2019B , RB , 4.00% , 01/01/38 ..... 1,500 1,511,195
Series 2019B , RB , 4.00% , 01/01/39 ( BAM-
TCRS ) ....................... 1,500 1,509,266
Series 2026A , RB , 5.00% , 01/01/40 ..... 245 278,499
Series 2021A-1 , RB , 4.00% , 03/15/40 .... 1,500 1,505,095
Series 2019B , RB , 4.00% , 01/01/41 ..... 1,635 1,628,383
Series N , RB , 4.00% , 01/01/45 ......... 4,000 3,883,514
Series 2025A , RB , 5.00% , 03/15/47 ..... 1,000 1,056,916
Series 2021A-1 , RB , 3.00% , 03/15/48 .... 1,000 769,600
Series N , RB , 3.00% , 01/01/49 ......... 500 377,548
Series 2022A , RB , 4.00% , 03/15/49 ..... 2,000 1,848,225
Series 2019B , RB , 4.00% , 01/01/50 ..... 2,500 2,259,484
Series 2016A , RB , 4.00% , 01/01/51 ..... 585 513,892
Series 2022A , RB , 4.00% , 03/15/51 ..... 3,000 2,753,229
Series 2021A-1 , RB , 4.00% , 03/15/52 .... 2,775 2,522,191
Series 2025A , RB , 5.00% , 03/15/53 ..... 7,500 7,771,524
Series 2022C , RB , 5.00% , 03/15/54 ..... 500 512,817
Security
Par (000)
Par (000) Value
New York (continued)
Series 2021A-1 , RB , 4.00% , 03/15/56 .... USD 3,000 $ 2,679,054
Series 2022C , RB , 4.13% , 03/15/56 ..... 2,000 1,832,630
Series 2021A-1 , RB , 4.00% , 03/15/59 .... 1,000 886,194
Series 2025B , RB , 5.00% , 03/15/59 ..... 5,000 5,113,358
Onondaga Civic Development Corp.
Series 2025 , RB , 5.00% , 12/01/37 ...... 575 654,104
Series 2025 , RB , 5.50% , 12/01/56 ...... 3,000 3,245,207
Onondaga County Trust for Cultural Resources
Series 2019 , RB , 5.00% , 12/01/39 ...... 1,000 1,052,875
Series 2019 , RB , 5.00% , 12/01/40 ...... 500 525,164
Series 2019 , RB , 5.00% , 12/01/43 ...... 500 521,436
Series 2019 , RB , 4.00% , 12/01/47 ...... 1,000 950,607
Series 2019 , RB , 4.00% , 12/01/49 ...... 500 465,466
Onondaga County Water Authority, Series
2019A, RB, 3.00%, 09/15/44 ......... 1,000 836,905
Port Authority of New York & New Jersey
Series 243 , RB , 5.00% , 12/01/26 ....... 3,400 3,441,979
Series 248 , RB , 5.00% , 01/15/27 ....... 500 507,703
Series 248 , RB , 5.00% , 01/15/28 ....... 1,000 1,040,651
Series 85 , RB , 5.38% , 03/01/28 ........ 195 200,477
Series 230 , RB , 4.00% , 12/01/28 ....... 275 285,791
Series 222 , RB , 5.00% , 07/15/29 ....... 520 560,723
Series 230 , RB , 4.00% , 12/01/30 ....... 1,500 1,594,766
Series 212 , RB , 5.00% , 09/01/32 ....... 1,050 1,124,138
Series 250 , RB , 5.00% , 10/15/32 ....... 2,000 2,271,444
Series 222 , RB , 5.00% , 07/15/33 ....... 585 633,464
Series 244 , RB , 5.00% , 07/15/33 ....... 1,400 1,604,922
Series 213 , RB , 5.00% , 09/01/33 ....... 1,000 1,068,851
Series 20TH , RB , 5.00% , 11/15/33 ...... 2,435 2,509,440
Series 209 , RB , 5.00% , 07/15/35 ....... 500 521,017
Series 243 , RB , 5.00% , 12/01/36 ....... 2,020 2,285,191
Series 243 , RB , 5.00% , 12/01/38 ....... 3,700 4,142,704
Series 217 , RB , 4.00% , 11/01/39 ....... 3,220 3,247,889
Series 243 , RB , 5.00% , 12/01/39 ....... 1,300 1,449,042
Series 248 , RB , 5.00% , 01/15/40 ....... 1,000 1,128,803
Series 183 , RB , 4.00% , 12/15/40 ....... 400 396,616
Series 244 , RB , 5.00% , 07/15/41 ....... 2,105 2,346,539
Series 251 , RB , 5.00% , 08/15/41 ....... 300 341,248
Series 250 , RB , 5.00% , 10/15/41 ....... 1,000 1,133,475
Series 245 , RB , 5.00% , 09/01/42 ....... 1,000 1,108,979
Series 211 , RB , 4.00% , 09/01/43 ....... 750 741,345
Series 183 , RB , 4.00% , 06/15/44 ....... 250 244,316
Series 251 , RB , 5.00% , 08/15/44 ....... 500 553,594
Series 216 , RB , 4.00% , 09/01/45 ....... 1,000 965,265
Series 198 , RB , 5.00% , 11/15/46 ....... 1,000 1,003,595
Series 251 , RB , 5.00% , 08/15/47 ....... 2,000 2,147,605
Series 245 , RB , 5.00% , 09/01/49 ....... 2,000 2,107,241
Series 217 , RB , 4.00% , 11/01/49 ....... 555 508,606
Series 224 , RB , 4.00% , 07/15/51 ....... 1,500 1,367,756
Series 251 , RB , 5.00% , 08/15/51 ....... 570 601,812
Series 240 , RB , 5.00% , 07/15/53 ....... 1,170 1,215,447
Series 200 , RB , 5.00% , 04/15/57 ....... 500 502,601
Series 224 , RB , 4.00% , 07/15/61 ....... 1,500 1,318,303
Saratoga County Water Authority, Series 2016,
RB, 4.00%, 09/01/48 .............. 4,600 4,276,273
Schenectady County Capital Resource Corp.,
Series 2022, RB, 5.00%, 07/01/32 ...... 1,450 1,618,316
State of New York
Series 2021A , GO , 5.00% , 03/15/27 ..... 500 510,134
Series 2023A , GO , 5.00% , 03/15/30 ..... 500 548,596
Series 2021A , GO , 5.00% , 03/15/31 ..... 500 558,953
Series 2023C , GO , 5.00% , 03/15/31 ..... 1,000 1,117,907
Series 2023A , GO , 5.00% , 03/15/32 ..... 1,000 1,136,841
Series 2023A , GO , 5.00% , 03/15/33 ..... 500 576,866
Series 2023B , GO , 5.00% , 03/15/34 ..... 1,250 1,432,360

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
New York Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2025A , GO , 5.00% , 03/15/34 ..... USD 2,000 $ 2,336,366
Series 2021A , GO , 3.00% , 03/15/35 ..... 1,050 1,024,677
Series 2023A , GO , 5.00% , 03/15/35 ..... 500 569,372
Series 2023A , GO , 5.00% , 03/15/36 ..... 500 566,085
Series 2023A , GO , 5.00% , 03/15/38 ..... 500 563,477
Series 2023A , GO , 5.00% , 03/15/39 ..... 750 842,154
Series 2023A , GO , 5.00% , 03/15/41 ..... 500 556,592
Series 2025A , GO , 5.00% , 03/15/42 ..... 2,000 2,254,159
Suffolk County Water Authority
Series 2013 , RB , 3.00% , 06/01/28 ...... 1,305 1,305,263
Series 2015 , RB , 4.00% , 06/01/31 ...... 1,915 1,916,951
Series 2015 , RB , 3.00% , 06/01/32 ...... 630 630,104
Series 2015A , RB , 4.00% , 06/01/39 ..... 500 500,104
Series 2018A , RB , 4.00% , 06/01/41 ..... 3,485 3,497,608
Series 2020B , RB , 3.00% , 06/01/44 ..... 610 513,776
Series 2020B , RB , 3.00% , 06/01/45 ..... 1,230 1,013,807
Syracuse Industrial Development Agency
Series 2019A , RB , 5.00% , 05/01/31 ( SAW ) 500 510,058
Series 2019A , RB , 5.00% , 05/01/32 ( SAW ) 130 132,508
Series 2019A , RB , 4.00% , 05/01/33 ( SAW ) 505 509,223
Town of Brookhaven, Series 2015, GO,
5.00%, 05/01/27 ................. 600 601,133
Town of Hempstead
Series 2018A , GO , 5.00% , 06/15/26 ..... 50 50,042
Series 2018A , GO , 5.00% , 06/15/27 ..... 650 651,196
Series 2021 , GO , 5.00% , 06/15/28 ...... 1,000 1,053,531
Series 2025A , GO , 5.00% , 06/01/35 ..... 1,500 1,712,945
Series 2021 , GO , 2.13% , 06/15/37 ...... 2,000 1,659,462
Series 2025A , GO , 4.00% , 06/01/40 ..... 1,000 1,028,222
Town of Oyster Bay, Series 2021A, GO,
2.00%, 03/01/33 ................. 2,000 1,770,230
Triborough Bridge & Tunnel Authority
Series 2017C-1 , RB , 5.00% , 11/15/26 .... 1,480 1,496,121
Series 2022E-2B , RB , 5.00% , 11/15/27 ... 765 787,150
Series 2022E-1 , RB , 5.00% , 11/15/27 .... 180 185,212
Series 2025A , RB , 5.00% , 02/01/28 ..... 5,000 5,205,465
Series 2021A-2 , RB , VRDN,
2.00% , 05/15/28
(a)
............... 835 814,275
Series 2022B , RB , 5.00% , 05/15/28 ..... 1,420 1,489,907
Series B , RB , 5.00% , 11/15/28 ......... 275 290,645
Series 2023A , RB , 5.00% , 11/15/29 ..... 1,000 1,075,983
Series 2013A , RB , 0.00% , 11/15/30
(b)
.... 225 195,986
Series B , RB , 5.00% , 11/15/30 ......... 1,630 1,665,386
Series 2023C , RB , 5.00% , 11/15/30 ..... 1,000 1,102,399
Series 2025A , RB , 5.00% , 12/01/30 ..... 250 275,788
Series 2024B-2 , RB , 5.00% , 05/15/31 .... 1,000 1,103,337
Series 2013A , RB , 0.00% , 11/15/31
(b)
.... 390 327,567
Series 2023A , RB , 4.00% , 11/15/31 ..... 625 666,462
Series 2025A-2 , RB , 5.00% , 11/15/31 .... 2,750 3,047,558
Series B , RB , 5.00% , 11/15/31 ......... 1,080 1,102,559
Series 2012B , RB , 0.00% , 11/15/32
(b)
.... 2,915 2,371,170
Series 2013A , RB , 0.00% , 11/15/32
(b)
.... 200 161,657
Series 2024A, Sub-Series A-2 , RB ,
5.00% , 11/15/32 ................ 1,000 1,121,854
Series 2024C , RB , 5.00% , 11/15/34 ..... 1,510 1,747,330
Series 2016A , RB , 3.00% , 11/15/35 ..... 430 426,305
Series B , RB , 5.00% , 11/15/35 ......... 325 330,781
Series 2024C , RB , 5.00% , 11/15/35 ..... 3,000 3,434,001
Series B , RB , 5.00% , 11/15/37 ......... 1,685 1,712,400
Series 2026, Sub-Series A-2 , RB ,
5.00% , 11/15/37 ................ 500 570,483
Series B , RB , 5.00% , 11/15/38 ......... 4,250 4,316,367
Series 2023C , RB , 5.00% , 11/15/38 ..... 1,145 1,268,683
Series 2024A, Sub-Series A-2 , RB ,
5.00% , 11/15/38 ................ 1,500 1,655,302
Security
Par (000)
Par (000) Value
New York (continued)
Series 2024C , RB , 5.00% , 11/15/38 ..... USD 1,000 $ 1,123,713
Series 2026, Sub-Series A-2 , RB ,
5.00% , 11/15/39 ................ 1,000 1,120,022
Series 2023C , RB , 5.25% , 11/15/42 ..... 1,000 1,103,897
Series 2018A , RB , 5.00% , 11/15/43 ..... 500 513,167
Series 2019A , RB , 5.00% , 11/15/43 ..... 665 687,152
Series 2025A-1 , RB , 5.00% , 11/15/43 .... 1,000 1,086,393
Series 2025A , RB , 5.00% , 12/01/44 ..... 1,930 2,096,595
Series 2021C-1A , RB , 4.00% , 05/15/46 ... 1,160 1,087,194
Series 2025A , RB , 5.00% , 12/01/46 ..... 250 266,233
Series 2026, Sub-Series A-2 , RB ,
5.00% , 11/15/47 ................ 750 793,104
Series 2026A-1 , RB , 5.00% , 11/15/47 .... 500 528,463
Series 2026, Sub-Series A-2 , RB ,
5.00% , 11/15/48 ................ 500 523,194
Series 2020A , RB , 5.00% , 11/15/49 ..... 2,500 2,558,338
Series 2026A-1 , RB , 5.25% , 11/15/50 .... 2,000 2,130,152
Series 2025A , RB , 5.00% , 12/01/50 ..... 1,500 1,564,674
Series 2022A , RB , 4.00% , 05/15/51 ..... 1,000 903,581
Series 2022A , RB , 5.00% , 05/15/52 ..... 750 822,362
Series 2024A , RB , 5.00% , 05/15/54 ..... 3,000 3,081,557
Series 2024B-1 , RB , 5.25% , 05/15/54 .... 5,470 5,727,697
Series 2020A , RB , 4.00% , 11/15/54 ..... 2,450 2,189,690
Series 2024A, Sub-Series A-1 , RB ,
4.00% , 11/15/54 ................ 765 683,720
Series 2021A , RB , 5.00% , 11/15/56 ..... 500 508,870
Triborough Bridge & Tunnel Authority Sales Tax
Series 2023A , RB , 4.00% , 05/15/48 ..... 3,000 2,804,813
Series 2024A-1 , RB , 5.00% , 05/15/49 .... 2,770 2,889,970
Series 2024A, Sub-Series A-1 , RB ,
5.25% , 05/15/59 ................ 2,000 2,086,412
Series 2024A-1 , RB , 5.25% , 05/15/64 .... 3,500 3,639,397
Trust for Cultural Resources of The City of New
York (The)
Series 2018A , RB , 5.00% , 01/01/34 ..... 1,000 1,054,911
Series 2018A , RB , 5.00% , 01/01/37 ..... 500 524,271
Series 2018A , RB , 5.00% , 01/01/38 ..... 500 523,314
United Nations Development Corp., Series
2019A, RB, 5.00%, 07/01/26 ......... 125 125,229
Utility Debt Securitization Authority
Series 2016A , RB , 5.00% , 06/15/28 ..... 1,640 1,641,399
Series 2022TE-1 , RB , 5.00% , 06/15/28 ... 750 750,640
Series 2023TE-1 , RB , 5.00% , 06/15/28 ... 1,000 1,000,853
Series 2016A , RB , 5.00% , 12/15/28 ..... 790 791,509
Series 2022TE-1 , RB , 5.00% , 12/15/29 ... 180 196,312
Series 2025TE-2 , RB , 5.00% , 12/15/30 ... 945 1,002,878
Series 2023TE-1 , RB , 5.00% , 12/15/31 ... 1,000 1,082,567
Series 2025TE-2 , RB , 5.00% , 06/15/32 ... 3,000 3,276,251
Series 2025TE-2 , RB , 5.00% , 12/15/33 ... 500 559,605
Series 2022TE-1 , RB , 5.00% , 12/15/34 ... 1,000 1,138,737
Series 2025TE-2 , RB , 5.00% , 06/15/36 ... 800 927,764
Series 2022TE-1 , RB , 5.00% , 12/15/38 ... 1,510 1,682,748
Series 2025TE-2 , RB , 5.00% , 12/15/38 ... 3,000 3,490,090
Series 2023TE-1 , RB , 5.00% , 12/15/39 ... 1,000 1,134,491
Series 2025TE-2 , RB , 5.00% , 12/15/39 ... 3,330 3,849,859
Series 2022TE-1 , RB , 5.00% , 12/15/39 ... 1,940 2,149,720
Series 2025TE-2 , RB , 5.00% , 12/15/40 ... 1,000 1,149,345
Series 2025TE-2 , RB , 5.00% , 12/15/41 ... 500 571,714
Series 2023TE-1 , RB , 5.00% , 12/15/41 ... 5,250 5,901,770
Series 2023TE-2 , RB , 5.00% , 12/15/45 ... 1,000 1,086,314
Series 2025TE-1 , RB , 5.00% , 12/15/47 ... 1,000 1,076,903
Series 2023TE-2 , RB , 5.00% , 12/15/50 ... 1,000 1,053,127
Series 2023TE-2 , RB , 5.00% , 06/15/53 ... 1,000 1,046,578
Western Nassau County Water Authority
Series 2021A , RB , 4.00% , 04/01/46 ..... 1,145 1,087,394

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
New York Muni Bond ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Par (000)
Par (000) Value
New York (continued)
Series 2021A , RB , 4.00% , 04/01/51 ..... USD 1,255 $ 1,142,300
1,327,139,810
Total Long-Term Investments — 100 .3%
(Cost: $ 1,338,018,130 ) ............................ 1,327,139,810
Shares
Shares
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Liquidity MuniCash Funds:
Institutional Shares , 1.53%
(d) (e)
......... 1,541,366 1,541,520
Total Short-Term Securities — 0 .1%
(Cost: $ 1,541,520 ) ............................... 1,541,520
Total Investments — 100 .4%
(Cost: $ 1,339,559,650 ) ............................ 1,328,681,330
Liabilities in Excess of Other Assets — (0.4) % ............. (5,262,439)
Net Assets — 100.0% ...............................
$ 1,323,418,891
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)
Zero-coupon bond.
(c)
When-issued security.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
02/28/26
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/26
Shares
Held at
05/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity MuniCash
Funds: Institutional Shares $ 229,683 $ 1,311,837
(a)
$ — $ 2 $ (2) $ 1,541,520 1,541,366 $ 9,159 $ —
— —
(a)
Represents net amount purchased (sold).

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
New York Muni Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Municipal Bonds ......................................... $ — $ 1,327,139,810 $ — $ 1,327,139,810
Short-Term Securities
Money Market Funds ...................................... 1,541,520 — — 1,541,520
$ 1,541,520 $ 1,327,139,810 $ — $ 1,328,681,330
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
AGM Assured Guaranty Municipal Corp.
AMBAC Ambac Assurance Corp.
BAM Build America Mutual Assurance Co.
BAM-TCRS Build America Mutual Assurance Co. - Transferable Custodial Receipts
GO General Obligation Bonds
LOC Letter of Credit
RB Revenue Bonds
SAW State Aid Withholding
SBPA Standby Bond Purchase Agreement
VRDN Variable Rate Demand Notes